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[SECURITY BENEFIT LOGO]

March 14, 2013

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account IV
1940 Act Registration Number: 811-03179
1933 Act Registration Numbers: 002-72282
CIK: 0000352664
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account IV, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the underlying management investment company.  This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

The following annual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the date indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Neuberger Berman Advisers Management Trust	0000736913	February 19, 2013
SBL Fund	0000217087	March 11, 2013

To the extent necessary, that filing is incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001